Trading account gains and losses (Tables)	12 Months Ended
Mar. 31, 2015
Gain (Loss) on Investments

Net trading gains (losses) for the fiscal years ended March 31, 2013, 2014 and 2015 are comprised of the following:

	2013	2014	2015
	(in millions of yen)
Trading account gains (losses)—net:
Trading securities	468,029	80,606	635,027
Derivative contracts:
Interest rate contracts (1)	219,385	(79,562)	265,324
Foreign exchange contracts	(91,300)	(13,167)	(93,601)
Equity-related contracts (1)	(59,462)	(41,607)	(101,988)
Credit-related contracts (2)	(174)	899	(15,171)
Other contracts	(2,378)	(6,856)	368

Total	534,100	(59,687)	689,959
Foreign exchange gains (losses)—net (3)	20,514	25,631	(34,520)

Net trading gains (losses)	554,614	(34,056)	655,439

Notes:

(1)	The net gain (loss) excluded from the assessment of the effectiveness of fair value hedges is included in the above table.
(2)	Amounts do not include the net loss of ¥6,703 million, ¥8,660 million and ¥2,836 million on the credit derivatives hedging the credit risk of loans during the fiscal years ended March 31, 2013, 2014 and 2015, respectively. The net loss is recorded in Other noninterest expenses.
(3)	Amounts include realized and unrealized gains and losses on both derivative instruments and nonderivative instruments, such as translation gains and losses related to foreign currency-denominated available-for-sale securities for which the fair value option has been elected in accordance with ASC 825.